Trade and Other Receivables - Summary of Provision for Impairment of Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and qualifying accounts (provision for impairment) [Abstract]
At 1 January	€ 152	€ 161	€ 106
Translation adjustment	(7)	(1)	5
Provided during year	32	43	40
Reclassified (as)/from held for sale	(6)		2
Disposed of during year		(1)	(4)
Written off during year	(36)	(43)	(36)
Arising on acquisition (note 31)	3	2	55
Recovered during year	(7)	(9)	(7)
At 31 December	€ 131	€ 152	€ 161